UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00789

First Eagle Alternative Capital BDC, Inc.

(Name of Registrant)

500 Boylston Street, Suite 1200

Boston, MA 02116

(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of First Eagle Alternative Capital BDC, Inc. (the “Company”) to be redeemed:

6.75% Notes due 2022 (CUSIP: 26943B 308) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on or about June 21, 2021.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to Article XI of the Indenture, dated as of November 18, 2014, between the Company and U.S. Bank National Association, as trustee (the “Trustee”), as supplemented by the Second Supplemental Indenture, dated as of December 14, 2015, between the Company and the Trustee relating to the Notes.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $60,000,000 aggregate principal amount of its outstanding Notes, which constitutes all of the issued and outstanding Notes.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of May, 2021.

First Eagle Alternative Capital BDC, Inc.

By:	/s/ Terrence W. Olson
	Name:	Terrence W. Olson
	Title:	Chief Financial Officer, Chief Operating Officer & Treasurer

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